                                                        Registration No. 2-74285
                                                                        811-3274

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 26

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 26

                             MONEY MARKET PORTFOLIO
                             ----------------------

                          (FORMERLY CASH INCOME TRUST)
                          ----------------------------
                           (Exact name of Registrant)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (860) 277-0111
                                                           --------------

                                ERNEST J. WRIGHT
                       Secretary to the Board of Trustees
                             Money Market Portfolio
                                One Tower Square
                           Hartford, Connecticut 06183
                           ---------------------------
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:  _____________________

It is proposed that this filing will become effective (check appropriate box):

         immediately upon filing pursuant to paragraph (b).
-------
   X     on May 1, 1998 pursuant to paragraph (b).
-------
         60 days after filing pursuant to paragraph (a)(1).
-------
         on ___________ pursuant to paragraph (a)(1).
-------
         75 days after filing pursuant to paragraph (a)(2).
-------
         on ___________ pursuant to paragraph (a)(2) of Rule 485.
-------
If appropriate, check the following box:

         this post-effective amendment designates a new effective date for a ------- previously filed post-effective amendment.

                             MONEY MARKET PORTFOLIO

    Cross-Reference Sheet pursuant to Rule 495 under the Securities Act of 1933


ITEM
NO.                                                        CAPTION IN PROSPECTUS
---                                                        ---------------------
1.      Cover Page                                         Cover Page
2.      Synopsis                                           Cover Page
3.      Condensed Financial Information                    Financial Highlights
4.      General Description of Registrant                  Cover Page; Fund Description; Investment
                                                              Objective and Policies
5.      Management of the Fund                             Board of Trustees; Investment Adviser;
                                                              Securities Transactions; Fund Expenses;
                                                              Additional Information
6.      Capital Stock and Other Securities                 Fund Description; Dividends and Distributions;
                                                              Shareholder Rights; Net Asset Value
7.      Purchase of Securities Being Offered               Shareholder Rights
8.      Redemption or Repurchase                           Net Asset Value
9.      Legal Proceedings                                  Legal Proceedings


                                                           CAPTION IN STATEMENT OF ADDITIONAL
                                                           INFORMATION
                                                           -----------

10.     Cover Page                                         Cover Page
11.     Table of Contents                                  Table of Contents
12.     General Information and History                    Not Applicable
13.     Investment Objectives and Policies                 Investment Objectives and Policies;
                                                              Investment Restrictions; Appendix
14.     Management of the Registrant                       Trustees and Officers
15.     Control Persons and Principal                      Additional Information
           Holders of Securities
16.     Investment Advisory and                            Investment Adviser; Additional Information
           Other Services
17.     Brokerage Allocation                               Brokerage
18.     Capital Stock and Other Securities                 Declaration of Trust
19.     Purchase, Redemption and Pricing                   Valuation of Securities
           of Securities Being Offered
20.     Tax Status                                         Distributions and Taxes
21.     Underwriters                                       Not Applicable
22.     Calculation of Performance Data                    Not Applicable
23.     Financial Statements                               Additional Information

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                             MONEY MARKET PORTFOLIO


ONE TOWER SQUARE
HARTFORD, CONNECTICUT 06183
TELEPHONE 860-277-0111
--------------------------------------------------------------------------------


Money Market Portfolio (the "Fund"), formerly known as Cash Income Trust, is a diversified open-end management investment company (mutual fund) which seeks high current income from short-term money market instruments while preserving capital and maintaining a high degree of liquidity.



Shares of the Fund are currently offered without a sales charge only to separate accounts of The Travelers Insurance Company and The Travelers Life and Annuity Company (the "Company" or "The Travelers"). The Fund may serve as a funding option for certain variable life insurance and variable annuity contracts issued by the Company. The term "shareholder" as used in this prospectus refers to any insurance company separate account that may use shares of the Fund as a funding option vehicle now or in the future.



This Prospectus concisely sets forth the information about the Fund that you should know before investing. Please read it and retain it for future reference. Additional information about the Fund is contained in a Statement of Additional Information ("SAI") dated May 1, 1998 which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy may be obtained, without charge, by writing to The Travelers Insurance Company, One Tower Square, Hartford, Connecticut 06183-5030, by calling 860-277-0111, or by accessing the SEC's Website (http://www.sec.gov).



THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR A VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT ISSUED BY THE TRAVELERS. BOTH THIS PROSPECTUS AND THE CONTRACT PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF A DOLLAR PER SHARE.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                               TABLE OF CONTENTS


FINANCIAL HIGHLIGHTS........................................   3
FUND DESCRIPTION............................................   4
INVESTMENT OBJECTIVE AND POLICIES...........................   4
INVESTMENT RESTRICTIONS.....................................   5
RISK FACTORS................................................   5
BOARD OF TRUSTEES...........................................   5
INVESTMENT ADVISER..........................................   5
  Portfolio Manager.........................................   6
  Fund Administration.......................................   6
SECURITIES TRANSACTIONS.....................................   6
FUND EXPENSES...............................................   6
TRANSFER AGENT..............................................   7
SHAREHOLDER RIGHTS..........................................   7
NET ASSET VALUE.............................................   7
TAX STATUS..................................................   8
DIVIDENDS AND DISTRIBUTIONS.................................   8
LEGAL PROCEEDINGS...........................................   8
YEAR 2000 COMPLIANCE........................................   8
ADDITIONAL INFORMATION......................................   8
EXHIBIT A...................................................   9

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

              MONEY MARKET PORTFOLIO (FORMERLY CASH INCOME TRUST)

           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


The following information for the year ended December 31, 1997, has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated December 31, 1997. All other periods presented have been audited by other independent auditors. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's 1997 Annual Report, which is incorporated by reference into the SAI.


                                                             YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------------------------------------------
                             1997         1996          1995          1994          1993          1992          1991
-----------------------------------------------------------------------------------------------------------------------

PER SHARE DATA
  Net asset value,
    beginning of year....  $  1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
Income from operations...    0.049        0.0412        0.0417        0.0278        0.0214        0.0322        0.0650
Less distributions from
  net investment
  income.................   (0.049)      (0.0412)      (0.0417)      (0.0278)      (0.0214)      (0.0322)      (0.0650)
                           -------      --------      --------      --------      --------      --------      --------
Net asset value, end of
  year (unchanged during
  the year)..............  $  1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                           =======      ========      ========      ========      ========      ========      ========
TOTAL RETURN*............     5.03%         4.20%         4.17%         2.78%         2.14%         3.22%         6.50%
  Net assets, end of year
    (thousands)..........  $13,494      $  3,543      $  1,417      $  1,203      $    647      $    697      $    690
RATIOS TO AVERAGE NET
  ASSETS
  Expenses...............     0.57%**       0.78%**       1.25%**       1.25%**       0.94%**       0.38%**       0.38%**
Net investment income....     5.03%         3.72%           --            --            --            --            --

                             1990          1989          1988
--------------------------------------------------------------------------
PER SHARE DATA
  Net asset value,
    beginning of year....  $   1.00      $   1.00      $   1.00
Income from operations...    0.0744        0.0753        0.0690
Less distributions from
  net investment
  income.................   (0.0744)      (0.0753)      (0.0690)
                           --------      --------      --------
Net asset value, end of
  year (unchanged during
  the year)..............  $   1.00      $   1.00      $   1.00
                           ========      ========      ========
TOTAL RETURN*............      7.44%         7.57%         6.82%
  Net assets, end of year
    (thousands)..........  $    619      $    656      $107,850
RATIOS TO AVERAGE NET
  ASSETS
  Expenses...............      0.08%**       1.00%+        0.67%
Net investment income....        --            --            --



 * Total return is determined after reflecting the reinvestment of dividends declared during the year, by dividing net investment income by average net assets. Shares in the Fund are only sold to The Travelers separate accounts in connection with the issuance of variable life insurance contracts. The above total return does not reflect the deduction of any contract charges or fees assessed by The Travelers separate accounts.



** The ratios of expenses to average net assets for 1990 and later years reflect an expense reimbursement by The Travelers in connection with voluntary expense limitations. Without the expense reimbursement, the ratio of expenses to average net assets would have been 1.39%, 1.71%, 7.37%, 6.40%, 8.47%, 7.70%, 11.61% and 20.99% for the years ended December 31, 1997, 1996, 1995,
   1994, 1993, 1992, 1991 and 1990, respectively.



 + The amount represented reflects an expense reimbursement by Keystone
   Custodian Funds, Inc. (the prior investment adviser) in connection with a voluntary expense limitation. Before the expense reimbursement, the "ratio of expenses to average net assets" would have been 8.95%.

                                FUND DESCRIPTION
--------------------------------------------------------------------------------


Money Market Portfolio (the "Fund") is registered with the SEC as a diversified open-end management investment company, commonly known as a mutual fund. The Fund was created under Massachusetts law as a Massachusetts business trust on October 1, 1981.


                       INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

The Fund's investment objective is to provide high current income from short-term money market instruments while emphasizing preservation of capital and maintaining a high degree of liquidity. The Fund pursues this objective by investing in securities maturing in one year or less as follows: (1) obligations issued or guaranteed by the United States government or by any agency or instrumentality of the United States; (2) certificates of deposit and bankers' acceptances of banks which are members of the Federal Deposit Insurance Corporation and which have total assets of at least $1 billion, including U.S. branches of foreign banks and foreign branches of U.S. banks; (3) prime commercial paper, including master demand notes; and (4) repurchase agreements secured by United States government securities. Securities issued or guaranteed by the United States government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. Treasury Bills have maturities of one year or less, Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.

Securities issued or guaranteed by the United States government or its agencies or instrumentalities include direct obligations of the United States Treasury and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association. Some obligations of United States government agencies and instrumentalities, such as Treasury Bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the United States; others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the United States government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in the securities issued by such an instrumentality only when the investment adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable investments for the Fund. United States government securities do not include international agencies or instrumentalities in which the United States government, its agencies or instrumentalities participate, such as the World Bank, the Asian Development Bank or issues insured by the Federal Deposit Insurance Corporation. The Fund offers a convenient alternative to investing directly in money market instruments by eliminating the mechanical problems normally associated with direct investments while, most importantly, providing the opportunity to obtain the higher yields often available from money market investments made in large denominations.

For further information about the types of investments and investment techniques available to the Fund, including the associated investment risks, see Exhibit A to this Prospectus.

                            INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The Fund has adopted the following fundamental investment restrictions which may not be changed without a vote of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company Act of 1940, as amended. These restrictions and certain other fundamental restrictions are set forth in the SAI. Unless otherwise stated, all references to the Fund's assets are in terms of current market value.


The Fund's fundamental policies permit it to invest up to 100% of its assets in securities issued or guaranteed by the United States government, its agencies or instrumentalities. The Fund will not: (1) invest more than 5% of its assets in the securities of any one issuer, other than securities issued or guaranteed by the United States Government. However, the Fund may invest up to 25% of its total assets in first tier securities, as defined in Rule 2a-7, of a single issuer for a period of up to three business days after the purchase thereof; (2) borrow money, except that the Fund may borrow money from banks for temporary or emergency purposes in amounts of up to one-third of its assets, including the amount borrowed, and such borrowings will be repaid before additional investments are made; (3) pledge more than 15% of its assets to secure borrowings; and (4) invest more than 10% of its assets in repurchase agreements maturing in more than seven days and securities for which market quotations are not readily available.


                                  RISK FACTORS
--------------------------------------------------------------------------------

Because interest rates on money market instruments fluctuate in response to economic factors, the rates on short-term investments made by the Fund and the daily dividend paid to shareholders will vary, rising or falling with short-term rates generally. Yields from short-term securities may be lower than yields from longer-term securities. Also, the value of the Fund's securities will fluctuate inversely with interest rates, the amount of outstanding debt and other factors. In addition, the Fund's investments in certificates of deposit issued by U.S. branches of foreign banks and foreign branches of U.S. banks involve somewhat more risk, but also more potential reward, than investments in comparable domestic obligations.

There can be no assurance that the Fund will achieve its investment objective since there is uncertainty in every investment.

                               BOARD OF TRUSTEES
--------------------------------------------------------------------------------

Under Massachusetts law, the Fund's Board of Trustees has absolute and exclusive control over the management and disposition of all assets of the Fund. Subject to the provisions of the Declaration of Trust, the business and affairs of the Fund shall be managed by the Trustees of other parties so designated by the Trustees. Information relating to the Board of Trustees, including its members and their compensation, is contained in the SAI.

                               INVESTMENT ADVISER
--------------------------------------------------------------------------------

Travelers Asset Management International Corporation (TAMIC) provides investment advice and, in general, supervises the management and investment program of the Fund.

TAMIC is a registered investment adviser which has provided investment advisory services since its incorporation in 1978. Under its Advisory Agreement with the Fund, TAMIC is paid an amount equivalent on an annual basis to 0.3233% of the average daily net assets of the Fund. The fee is computed daily and paid weekly. TAMIC is an indirect wholly owned subsidiary of Travelers Group

Inc., a financial services holding company, and its principal offices are located at One Tower Square, Hartford, Connecticut 06183.

In addition to providing investment advice to the Fund, TAMIC acts as investment adviser for other investment companies which fund variable contracts issued by the Company. TAMIC also provides investment advice to individual and pooled pension and profit-sharing accounts, domestic insurance companies affiliated with The Travelers and nonaffiliated insurance companies.

PORTFOLIO MANAGER


The Money Market Portfolio has been managed by Emil J. Molinaro, Jr. since March 1995. Mr. Molinaro joined an affiliate of The Travelers Insurance Company in 1980 and is a Vice President of The Travelers Insurance Company's Securities Department. For the past six years he has managed short term investment portfolios backing various insurance company products and is currently responsible for managing the Travelers Money Market Pool.



FUND ADMINISTRATION


The Fund has entered into an Administrative Service Agreement, whereby Travelers Insurance will be responsible for the pricing and bookkeeping services for the Fund at an annualized rate of 0.06% of the daily net assets of the Fund. The Travelers Insurance Company, at its expense, may appoint a sub-administrator to perform these services. The sub-administrator may be affiliated with The Travelers Insurance Company.

                            SECURITIES TRANSACTIONS
--------------------------------------------------------------------------------

Under policies established by the Board of Trustees, TAMIC selects broker-dealers to execute transactions for the Fund, subject to the receipt of best execution. When selecting broker-dealers to execute portfolio transactions for the Fund, TAMIC may consider the number of shares of the Fund sold by such broker-dealers. In addition, broker-dealers may from time to time be affiliated with the Fund, TAMIC or their affiliates. The Fund will not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time held.

                                 FUND EXPENSES
--------------------------------------------------------------------------------

In addition to the investment advisory fees discussed above, other expenses of the Fund include the charges and expenses of the transfer agent, the custodian, the independent auditors, and any outside legal counsel employed by either the Fund or the Board of Trustees; the compensation for the disinterested members of the Board of Trustees; the costs of printing and mailing the Fund's prospectuses, proxy solicitation materials, and annual, semiannual and periodic reports; brokerage commissions, interest charges and taxes; and any registration, filing and other fees payable to government agencies in connection with the registration of the Fund and its shares under federal and state securities laws.


Pursuant to a Management Agreement dated May 1, 1993 between the Fund and The Travelers Insurance Company, the Company has agreed to reimburse the Fund for the amount by which the Fund's aggregate annual expenses, including investment advisory fees but excluding brokerage commissions, interest charges and taxes, exceed 1.25% of the Fund's average net assets for any fiscal year. For the fiscal year ended December 31, 1997, there was no expense reimbursement.

                                 TRANSFER AGENT
--------------------------------------------------------------------------------

First Data Investor Services Group, Inc., Exchange Place, Boston, MA, 02109, serves as the Fund's transfer agent and dividend disbursing agent.

                               SHAREHOLDER RIGHTS
--------------------------------------------------------------------------------

Shares of the Fund are currently sold only to insurance company separate accounts in connection with variable annuity and variable life insurance contracts issued by the Company. Shares are not sold to the general public. Fund shares are sold on a continuing basis, without a sales charge, at the net asset value next computed after payment is made by the insurance company to the Fund's custodian. However, separate accounts to which shares are sold may impose sales and other charges, as described in the appropriate contract prospectus.

The Fund currently issues one class of shares which participates equally in dividends and distributions and have equal voting, liquidation and other rights. When issued and paid for, the shares will be fully paid and nonassessable by the Fund and will have no preference, conversion, exchange or preemptive rights.

Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares are redeemable, transferable and freely assignable as collateral. There are no sinking fund provisions. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable life insurance contracts.)

In the event that the Fund serves as an investment vehicle for both variable annuity and variable life insurance contracts, an irreconcilable material conflict may conceivably arise between contract owners of different separate accounts investing in the Fund due to differences in tax treatment, management of the Fund's investments, or other considerations. The Fund's Board of Trustees will monitor events in order to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and will determine what action, if any, should be taken in the event of such a conflict.

                                NET ASSET VALUE
--------------------------------------------------------------------------------


The net asset value of a Fund share, which is expected to remain constant at $1.00, is computed as of the close of trading on each day on which the New York Stock Exchange ("Exchange") is open. The net asset value per share is arrived at by determining the value of the Fund's assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.


The Fund values short-term money market instruments with maturities of sixty days or less at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market. All other investments are valued at market value or, where market quotations are not readily available, at fair value as determined in good faith by the Fund's Board of Trustees.

Fund shares are redeemed at the net asset value per share, normally $1.00, next determined after the Fund receives a redemption request. The Fund computes the net asset value at the close of the Exchange at the end of the day on which it has received all documentation from the shareholder. Redemption proceeds are normally wired or mailed either the same or the next business day, but in no event later than seven days thereafter.

The Fund may temporarily suspend the right to redeem its shares when: (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists as determined by the SEC so that disposal of the Fund's investments or determina-tion of its net asset value is not reasonably practicable; or (4) the SEC, for the protection of shareholders, so orders.

                                   TAX STATUS
--------------------------------------------------------------------------------

The Fund has qualified and intends to qualify in the future as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund qualifies if, among other things, it distributes to its shareholders at least 90% of its net investment income for each fiscal year.

                          DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Capital gains and dividends are distributed in cash or reinvested in additional shares of the Fund, without a sales charge. Although purchasers of variable insurance contracts are not subject to federal income taxes on distributions by the Fund they may be subject to state and local taxes and should review the accompanying contract prospectus for a discussion of the tax treatment applicable to purchasers of variable life insurance contracts.

                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending material legal proceedings affecting the Fund.


                              YEAR 2000 COMPLIANCE

--------------------------------------------------------------------------------


Generally, computer programs were designed without considering the impact of the upcoming change in the century. As a result, software and computer systems may need to be upgraded or replaced in order to comply with "Year 2000" requirements. If not corrected, these computer applications could fail or create erroneous results by or at the Year 2000. The business, financial condition, and result of operations of a company; investment advisor; separate account and/or a mutual fund could be materially and adversely affected by the failure of its systems and applications (or those either provided or operated by third-parties) to properly operate or manage dates beyond the year 1999.



Travelers Life and Annuity and its affiliates have investigated the nature and extent of the work required for computer systems to process beyond the turn of the century, and have made progress toward achieving this goal, including upgrading and/or replacing existing systems. We are confirming with our service providers that they are also in the process of replacing or modifying their systems with the same goal. We expect that our principal systems will be Year 2000 compliant by early 1999. While these efforts involve substantial costs, we closely monitor associated costs and continue to evaluate associated risks based on actual expenses. While it is likely that these efforts will be successful, if necessary modifications and conversions are not completed in a timely manner, the Year 2000 requirements could have a material adverse effect on certain operations of the Fund.


                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Except as otherwise stated in this Prospectus or as required by law, the Fund reserves the right to change the terms of the offer stated in this Prospectus without shareholder approval, including the right to impose or change fees for services provided.

                                   EXHIBIT A
--------------------------------------------------------------------------------

                  DESCRIPTION OF CERTAIN TYPES OF INVESTMENTS
                AND INVESTMENT TECHNIQUES AVAILABLE TO THE FUND

UNITED STATES GOVERNMENT SECURITIES

Securities issued or guaranteed by the United States Government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. Treasury bills have maturities of one year or less; Treasury notes have maturities of one to ten years; and Treasury bonds generally have maturities of greater than ten years at the date of issuance.

Securities issued or guaranteed by the United States Government or its agencies or instrumentalities include direct obligations of the United States Treasury and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Federal National Mortgage Association.

Some obligations of United States Government agencies and instrumentalities, such as Treasury bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the United States; others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the United States Government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in the securities issued by such an instrumentality only when the adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable investments. United States Government securities will not include international agencies or instrumentalities in which the United States Government, its agencies or instrumentalities participate, such as the World Bank, the Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

CERTIFICATES OF DEPOSIT

Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

Certificates of deposit will be limited to U.S. dollar-denominated certificates of United States banks which have at least $1 billion in deposits as of the date of their most recently published financial statements (including foreign branches of U.S. banks, U.S. branches of foreign banks which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation, and savings and loan associations which are insured by the Federal Deposit Insurance Corporation).

The Fund will not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Fund does not currently intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.

OBLIGATIONS OF FOREIGN BRANCHES OF UNITED STATES BANKS

The obligations of foreign branches of United States banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the United States and the Fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

OBLIGATIONS OF UNITED STATES BRANCHES OF FOREIGN BANKS

Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a United States branch of a foreign bank than about a domestic bank.


COMMERCIAL PAPER RATINGS


The Fund's investments in commercial paper are limited to those rated A-1 by Standard & Poor's Corporation (S&P) or Prime-1 by Moody's Investors Service, Inc. (Moody's). Commercial paper rated A-1 by Standard & Poor's has the following characteristics: liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

MASTER DEMAND NOTES

Master demand notes are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund as lender and the issuer as borrower. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Notes purchased by the Fund permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days notice). Notes acquired by the Fund may have maturities of more than one year, provided that (i) the Fund is entitled to payment of principal and accrued interest upon not more than seven days notice, and (ii) the rate of interest on such notes is adjusted automatically at periodic intervals which normally will not exceed 31 days but may extend up to one year. The notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and the borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand notes, TAMIC considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund will invest in them only if the issuer meets the criteria established for commercial paper.

REPURCHASE AGREEMENTS

Interim cash balances may be invested from time to time in repurchase agreements with approved counterparties. Approved counterparties are limited to national banks or reporting broker-dealers meeting the investment adviser's credit quality standards as presenting minimal risk of default. All repurchase transactions must be collateralized by U.S. Government securities with market value no less than 102% of the amount of the transaction, including accrued interest. Repurchase transactions generally mature the next business day but, in the event of a transaction of longer maturity, collateral will be marked to market daily and, when required, additional cash or qualifying collateral will be required from the counterparty.

In executing a repurchase agreement, the Fund purchases eligible securities subject to the seller's simultaneous agreement to repurchase them on a mutually agreed upon date and at a mutually agreed upon price. The purchase and resale prices are negotiated with the counterparty on the basis of current short-term interest rates, which may be more or less than the rate on the securities collateralizing the transaction. Physical delivery or, in the case of "book-entry" securities, segregation in the counterparty's account at the Federal Reserve for the benefit of the Fund is required to establish a perfected claim to the collateral for the term of the agreement in the event the counterparty fails to fulfill its obligation.

As the securities collateralizing a repurchase transaction are generally of longer maturity than the term of the transaction, in the event of default by the counterparty on its obligation, the Fund would bear the risks of delay, adverse market fluctuation and transaction costs in disposing of the collateral.

BANKERS' ACCEPTANCES

Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank which, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by the Fund must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion, and must be payable in U.S. dollars.

                             MONEY MARKET PORTFOLIO


                                   PROSPECTUS


                                                                TIC Ed. 5-98

L-11170                                                        Printed in U.S.A.

                                     PART B

           INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                             MONEY MARKET PORTFOLIO
                          (Formerly Cash Income Trust)

                                   MAY 1, 1998

      This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Fund's prospectus dated May 1, 1998. A copy of the prospectus is available from The Travelers Insurance Company, Life Services One Tower Square, Hartford, Connecticut 06183-5030, or by calling 860-277-0111. The SAI should be read in conjunction with the accompanying 1997 Annual Report for the Fund.


                                TABLE OF CONTENTS

                                                                            Page

INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . . .  1

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . .  1

VALUATION OF SECURITIES. . . . . . . . . . . . . . . . . . . . . . . . . . .  2

DISTRIBUTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2

TRUSTEES AND OFFICERS. . . . . . . . . . . . . . . . . . . . . . . . . . . .  3

DECLARATION OF TRUST . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5

INVESTMENT ADVISER . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5

      Advisory Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6

REDEMPTIONS IN KIND. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6

BROKERAGE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7

FUND ADMINISTRATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7

ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . .  7

                        INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Money Market Portfolio (the "Fund") (formerly Cash Income Trust) is to provide the highest possible current income from short-term money market instruments while emphasizing preservation of capital and maintaining a high degree of liquidity. The Fund pursues this objective by investing in short-term money market securities maturing in one year or less which are deemed to present minimal credit risks.

                             INVESTMENT RESTRICTIONS

      None of the restrictions enumerated in this paragraph may be changed without a vote of the holders of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). The Fund will not:

      (1) purchase any security which has a maturity date more than one year from the date of the Fund's purchase;

      (2) invest more than 25% of its assets in the securities of issuers in any single industry, exclusive of securities issued by banks or securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

      (3) invest more than 5% of its assets in the securities of any one issuer, other than securities issued or guaranteed by the United States Government. However, the Fund may invest up to 25% of its total assets in first tier securities, as defined in Rule 2a-7, of a single issuer for a period of up to three business days after the purchase thereof.

      (4) invest in more than 10% of the outstanding securities of any one issuer, exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

      (5) borrow money except from banks on a temporary basis in an aggregate amount not to exceed one-third of the Fund's assets, including the amount borrowed, and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Fund will not purchase any investments while any such borrowings exist;

      (6) pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with any borrowing mentioned above and in an aggregate amount not to exceed 15% of the Fund's assets;

      (7) make loans, provided that the Fund may purchase money market securities or enter into repurchase agreements;

      (8) enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's assets would be subject to repurchase agreements maturing in more than seven days;

      (9)  make investments for the purpose of exercising control;

      (10) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization;

      (11) invest in real estate, other than money market securities secured by real estate or interests therein, or money market securities issued by companies which invest in real estate or interests therein, commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs;

      (12) purchase any securities on margin;

      (13) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

      (14) invest in securities of issuers, other than agencies and instrumentalities of the United States Government, having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Fund's assets would be invested in such securities;

      (15) purchase or retain securities of any issuer if those officers, Trustees or Directors of the Fund or TAMIC who own individually more than 0.5% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or

      (16) act as an underwriter of securities.


                             VALUATION OF SECURITIES

      Current value for the Fund's portfolio securities is determined as follows: Securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales prices were reported and U.S. Government and Agency obligations are valued at the mean between the last reported bid and ask prices or on the basis of quotations received from reputable brokers or other recognized sources; securities maturing within 60 days are valued at cost plus accreted discount and, or minus amortized premium, which approximates market value; and securities that have a maturity of 60 days or more are valued at prices based on market quotations for securities of similar type, yield and maturity.

                                  DISTRIBUTIONS

      All net income of the Fund is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m., on each day that the Exchange is open for trading, and at such other times as the Trustees may determine, and credited immediately thereafter to each shareholder's account. Net income will consist of (1) all accrued interest income on Fund portfolio assets, (2) plus or minus all realized and unrealized gains or losses on Fund portfolio assets, and
(3) less the Fund's estimated expenses, including accrued expenses and fees payable to TAMIC applicable to that dividend period. Net income is distributed as dividends as of the close of business each calendar month either in cash or in the form of additional shares. Dividends are reinvested in full and fractional shares at the rate of one share for each one dollar distributed.

      Since the net income of the Fund is declared as a dividend each time net income is determined, the net asset value per share remains at $1.00 per share immediately after each dividend declaration. The Fund expects to have net income at the time of each dividend determination. If for any reason there is a net loss, the Fund will first offset such amount pro rata against dividends accrued during the month in each shareholder account. To the extent that such a net loss would exceed such accrued dividends, the Fund will reduce the number of its outstanding shares by having each shareholder contribute to the Fund's capital the pro rata portion of the total number of shares required to be canceled in order to maintain a net asset value per share of the Fund at a constant value of $1.00. Each shareholder will be deemed to have agreed to such a contribution under these circumstances by investment in the Fund.

                                               TRUSTEES AND OFFICERS

Name                                     Present Position and Principal Occupation During Last Five Years
----                                     ----------------------------------------------------------------
* Heath B. McLendon                      Managing Director (1993-present), Smith Barney Inc. ("Smith Barney");
  Chairman and Member                    Chairman (1993-present), Smith Barney Strategy Advisors, Inc.; President
  388 Greenwich Street                   and Director (1994-present), Mutual Management Corp.; Director and
  New York, New York                     President (1996-present), Travelers Investment Adviser, Inc.; Chairman and
  Age 64                                 Director of forty-two investment companies associated with Smith Barney;
                                         Chairman, Board of Trustees, Drew University; Advisory Director, First
                                         Empire State Corporation; Chairman, Board of Managers, seven Variable
                                         Annuity Separate Accounts of The Travelers Insurance Company+; Chairman,
                                         Board of Trustees, five Mutual Funds sponsored by The Travelers Insurance
                                         Company++; prior to July 1993, Senior Executive Vice President of Shearson
                                         Lehman Brothers Inc.

  Knight Edwards                         Of Counsel (1988-present), Partner (1956-1988), Edwards & Angell,
  Member                                 Attorneys; Member, Advisory Board (1973-1994), thirty-one mutual funds
  2700 Hospital Trust Tower              sponsored by Keystone Group, Inc.; Member, Board of Managers, seven
  Providence, Rhode Island               Variable Annuity Separate Accounts of The Travelers Insurance Company+;
  Age 74                                 Trustee, five Mutual Funds sponsored by The Travelers Insurance Company.++

  Robert E. McGill, III                  Retired manufacturing executive.  Director (1983-1995), Executive Vice
  Member                                 President (1989-1994) and Senior Vice President, Finance and
  295 Hancock Street                     Administration (1983-1989), The Dexter Corporation (manufacturer of
  Williamstown, Massachusetts            specialty chemicals and materials); Vice Chairman (1990-1992), Director
  Age 66                                 (1983-1995), Life Technologies, Inc. (life science/biotechnology products); Director, (1994-present), The Connecticut Surety Corporation
                                         (insurance); Director (1995-present), CN Bioscience, Inc. (life science/biotechnology products); Director (1995-present), Chemfab
                                         Corporation (specialty materials manufacturer); Member, Board of Managers, seven Variable Annuity Separate Accounts of The Travelers Insurance
                                         Company+; Trustee, five Mutual Funds sponsored by The Travelers Insurance
                                         Company.++

  Lewis Mandell                          Dean, College of Business Administration (1995-present), Marquette
  Member                                 University; Professor of Finance (1980-1995) and Associate Dean
  606 N. 13th Street                     (1993-1995), School of Business Administration, and Director, Center for
  Milwaukee, WI 53233                    Research and Development in Financial Services (1980-1995), University of
  Age 55                                 Connecticut; Director (1992-present), GZA Geoenvironmental Tech, Inc.
                                         (engineering services); Member, Board of Managers, seven Variable Annuity
                                         Separate Accounts of The Travelers Insurance Company+;  Trustee, five
                                         Mutual Funds sponsored by The Travelers Insurance Company.++

  Frances M. Hawk, CFA, CFP              Private Investor, (1997-present); Portfolio Manager (1992-1997), HLM
  Member                                 Management Company, Inc. (investment management); Assistant Treasurer,
  222 Berkeley Street                    Pensions and Benefits. Management (1989-1992), United Technologies
  Boston, Massachusetts                  Corporation (broad- based designer and manufacturer of high technology
  Age 50                                 products); Member, Board of Managers, seven Variable Annuity Separate
                                         Accounts  of The Travelers Insurance Company+; Trustee, five Mutual Funds sponsored by The Travelers Insurance Company.++

Name                                     Present Position and Principal Occupation During Last Five Years
----                                     ----------------------------------------------------------------
  Ernest J. Wright                       Vice President and Secretary (1996-present), Assistant Secretary
  Secretary to the Board                 (1994-1996), Counsel (1987-present), The Travelers Insurance Company;
  One Tower Square                       Secretary, Board of Managers, seven Variable Annuity Separate Accounts of
  Hartford, Connecticut                  The Travelers Insurance Company+; Secretary, Board of Trustees, five
  Age 57                                 Mutual Funds sponsored by The Travelers Insurance Company.++

  Kathleen A. McGah                      Assistant Secretary and Counsel (1995-present), The Travelers Insurance
  Assistant Secretary to the Board       Company; Assistant Secretary, Board of Managers, seven Variable Annuity
  One Tower Square                       Separate Accounts of The Travelers Insurance Company+; Assistant
  Hartford, Connecticut                  Secretary, Board of Trustees, five Mutual Funds sponsored by The Travelers
  Age 47                                 Insurance Company.++  Prior to January 1995, Counsel, ITT Hartford Life
                                         Insurance Company.

  Lewis E. Daidone                       Managing Director of Smith Barney, Senior Vice President and Treasurer of
  Senior Vice President                  41 investment companies associated with Smith Barney, and Director and
  and Treasurer                          Vice President of SBMFM and TIA; Treasurer, Board of Trustees, five Mutual
  388 Greenwich Street                   Funds sponsored by The Travelers Insurance Company.++
  New York, NY
  Age 39

  Irving David                           Vice President of Smith Barney, Asset Management Division (March
  Controller                             1994-present) ); Controller, Board of Trustees, five Mutual Funds
  388 Greenwich Street                   sponsored by The Travelers Insurance Company.++
  New York, NY
  Age 36

  Thomas M. Reynolds                     Director of Smith Barney, Asset Management Division; Controller and
  Controller                             Assistant Secretary of 35 investment companies associated with Smith
  388 Greenwich Street                   Barney, (September 1991-present) ); Controller, Board of Trustees, five
  New York, NY                           Mutual Funds sponsored by The Travelers Insurance Company.++
  Age 37


+ These seven Variable Annuity Separate Accounts are: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities and The Travelers Timed Bond Account for Variable Annuities.

++ These five Mutual Funds are: Capital Appreciation Fund, Money Market Portfolio, High Yield Bond Trust, Managed Assets Trust and The Travelers Series Trust.

    * Mr. McLendon is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Smith Barney Inc., an indirect wholly owned subsidiary of Travelers Group Inc. and also owns shares and options to purchase shares of Travelers Group Inc., the indirect parent of The Travelers Insurance Company.

      Members of the Board of Trustees who are also officers or employees of Travelers Group Inc. or its subsidiaries are not entitled to any fee. Members of the Board of Trustees who are not affiliated as employees of Travelers Group Inc. or its subsidiaries receive an aggregate retainer of $19,000 for service on the Boards of the five Mutual Funds sponsored by The Travelers Insurance Company and the seven Variable Annuity Separate Accounts established by The Travelers Insurance Company. They also receive an aggregate fee of $2,500 for each meeting of such Boards attended. Board Members with 10 years of service may agree to provide services as an emeritus director at age 72 or upon reaching 80 years of age and will receive 50% of the annual retainer and 50% of meeting fees, if attended.


                              DECLARATION OF TRUST

      The Fund is organized as a Massachusetts business trust. Pursuant to certain decisions of the Supreme Judicial Court of Massachusetts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, even if the Fund were held to be a partnership, the possibility of its shareholders incurring financial loss for that reason appears remote because the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees, and because the Declaration of Trust provides for indemnification out of Fund property for any shareholder held personally liable for the obligations of the Fund.

      The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, a Trustee shall not be liable for the neglect or wrongdoing of any such person; provided, however, that nothing in the Declaration of Trust shall protect a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or the reckless disregard of his duties.

      Shareholders first elected Trustees at a meeting held on April 30, 1985, and most recently elected Trustees on April 27, 1998. No further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, and unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.

      Except as set forth above, the Trustees shall continue to hold office, unless required by law, and may appoint successor Trustees. Trustees may voluntarily resign from office, or a Trustee may be removed from office (1) at any time by two-thirds vote of the Trustees; (2) by a majority vote of Trustees where any Trustee becomes mentally or physically incapacitated; and (3) either by declaration in writing or at a meeting called for such purpose by the holders of not less than two-thirds of the outstanding shares or other voting interests of the Fund. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares or other voting interests of the Fund. The Fund is required to assist in Shareholders' communications. In accordance with current laws, insurance companies using the Fund as an underlying investment option within their variable contract will request voting instructions from contract owners participating in such contracts, and will vote shares of the Fund in the same proportion as the voting instructions received.

      Voting rights are not cumulative; therefore, the holders of more than 50% of the shares voting on the election of Trustees can, if they choose to do so, elect all of the Trustees of the Fund, in which event the holders of the remaining shares will be unable to elect any person as a Trustee.

      No amendment may be made to the Declaration of Trust without a "vote of a majority of the outstanding voting securities" of the Fund (as defined in the 1940 Act).


                               INVESTMENT ADVISER

      Travelers Asset Management International Corporation (TAMIC), an indirect wholly owned subsidiary of Travelers Group Inc., furnishes investment management and advisory services to the Fund in accordance with the terms of an Investment Advisory Agreement which was approved by shareholders on April 23, 1993.

      As required by the 1940 Act, the Advisory Agreement will continue in effect for a period more than two years from the date of its execution only so long as its continuance is specifically approved at least annually (i) by a vote of a majority of the Board of Trustees, or (ii) by a vote of a majority of the outstanding voting securities of the Fund. In addition, and in either event, the terms of the Advisory Agreement must be approved annually by a vote of a majority of the Board of Trustees who are not parties to, or interested persons of any party to, the Advisory Agreement, cast in person at a meeting called for the purpose of voting on such approval and at which the Board of Trustees is furnished such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. The Advisory Agreement further provides that it will terminate automatically upon assignment; may be amended only with prior approval of a majority of the outstanding voting securities of the Fund; may be terminated without the payment of any penalty at any time upon sixty days' notice by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund; and may not be terminated by TAMIC without prior approval of a new investment advisory agreement by a vote of a majority of the outstanding voting securities of the Fund.

      Under the terms of the Advisory Agreement, TAMIC shall:

      (1) obtain and evaluate pertinent economic, statistical and financial data and other information relevant to the investment policy of the Fund, affecting the economy generally and individual companies or industries, the securities of which are included in the Fund's portfolio or are under consideration for inclusion therein;

      (2) be authorized to purchase supplemental research and other services from brokers at an additional cost to the Fund;

      (3) regularly furnish recommendations to the Board of Trustees with respect to an investment program for approval, modification or rejection by the Board of Trustees;

      (4) take such steps as are necessary to implement the investment program approved by the Board of Trustees; and

      (5) regularly report to the Board of Trustees with respect to implementation of the approved investment program and any other activities in connection with the administration of the assets of the Fund.

ADVISORY FEES


      For furnishing investment management and advisory services to the Fund, TAMIC is paid an amount equivalent on an annual basis to 0.3233% of the average daily net assets of the Fund. The fee is computed daily and paid weekly. For the three years ended December 31, 1995, 1996, and 1997 the advisory fees were $4,034, $19,000 and $19,634, respectively.



                               REDEMPTIONS IN KIND

If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other property.

      However, the Fund has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000, or 1% of the Fund's net assets if that is less, in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

                                    BROKERAGE

      Subject to the general supervision of the Board of Trustees, TAMIC shall be responsible for the investment decisions and the placement of orders for portfolio transactions of the Fund. The Fund's portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions will normally be on a net basis which will not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually will include a commission paid by the issuer to the underwriter; transactions with dealers normally will reflect the spread between the bid and asked prices.

      TAMIC will seek to obtain the best net price and most favorable execution of orders for the purchase and sale of portfolio securities.

                               FUND ADMINISTRATION

      The Fund entered into an Administrative Services Agreement during 1996 with The Travelers Insurance Company to provide pricing and bookkeeping services at an annualized rate of .06% of the daily net assets of the Fund. Travelers Insurance at its expense may appoint a sub-administrator to perform these services. Mutual Management Corp. ("MMC"), an affiliate of Travelers Insurance, has been appointed to serve in this capacity. Travelers Insurance pays MMC, as sub-administrator, a fee calculated at an annual rate of 0.06% of the daily net assets of the Fund. For the period ended December 31, 1996 and year ended December 31, 1997, the administration fees were $6,662 and $3,644, respectively.


                             ADDITIONAL INFORMATION

      The Travelers Insurance Company acts as transfer agent and dividend disbursing agent for the Fund. The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is a wholly owned subsidiary of The Travelers Insurance Group Inc., which is indirectly owned, through a wholly owned subsidiary, by Travelers Group Inc., a financial services holding company. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183, telephone 860-277-0111. On April 1, 1998, The Travelers Insurance Company owned 100% of the Fund's outstanding shares.

      PNC Bank, 200 Stevens Drive, Lester, Pennsylvania, 19113 and Morgan Stanley Trust Company, One Pierrepont Plaza, Brooklyn, New York 11201 are custodians of all securities and cash of the Fund.

      First Data Investor Services Group, Inc., 53 State Street, Exchange Place, Boston, MA 02109 acts as transfer agent and dividend disbursing agent for the Fund.


      KPMG Peat Marwick LLP, 345 Park Avenue, New York, NY 10154, has been selected as independent auditors to examine and report on the Fund's financial statements for the fiscal year ending December 31, 1998.


      Except as otherwise stated in its prospectus or as required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

      No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, this SAI or any supplemental sales literature issued by the Fund, and no person is entitled to rely on any information or representation not contained therein.

      The Fund's prospectus and this SAI omit certain information contained in the Fund's registration statement filed with the Securities and Exchange Commission which may be obtained from the Commission's principal office in Washington, D.C. upon payment of the fee prescribed by the Rules and Regulations promulgated by the Commission.

                             MONEY MARKET PORTFOLIO
                          (FORMERLY CASH INCOME TRUST)

                       STATEMENT OF ADDITIONAL INFORMATION

L-11170S                                                       TIC Ed. 5-98
                                                               Printed in U.S.A.

                                     PART C

                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

(a) The financial statements of the Registrant and the Report of Independent Accountants are contained in the Fund's Annual Report which is incorporated in the Statement of Additional Information by reference. The Registrant's financial statements for the period ended December 31, 1997 include:

          Statement of Assets and Liabilities as of December 31, 1997 Statement of Operations for the year ended December 31, 1997 Statement of Changes in Net Assets for the years ended December 31,
              1997 and 1996.
          Statement of Investments as of December 31, 1997
          Notes to Financial Statements


(b)  Exhibits

     1. Declaration of Trust. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 11, 1996.)

     1.a   Amendment No. 2 to the Declaration of Trust.

     2. By-Laws of Money Market Portfolio (formerly Cash Income Trust). (Incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 11, 1996.)

     5. Investment Advisory Agreement between the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 11, 1996.)

     8(a). Form of Custody Agreement between the Registrant and PNC Bank, N.A.
           (Incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1, File No. 2-76640, filed April 21, 1998.)

     8(b). Form of Subcustody Agreement between Morgan Stanley Trust Company and
           Subcustodians. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1, File No. 2-76640, filed April 21, 1998.)

     9(a). Administrative Services Agreement between the Registrant and The
           Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed April 18, 1997.)

     9(b). Form of Transfer Agency and Registrar Agreement. (Incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1, File No. 2-76640, filed April 21, 1998.)

     10. An opinion and consent of counsel as to the legality of the securities registered by the Fund. (Incorporated herein by reference to the Registrant's most recent Rule 24f-2 Notice filing on March 25, 1998.)

     11(a). Consent of Coopers & Lybrand L.L.P., Independent Accountants.

     11(a). Consent of KPMG Peat Marwick LLP, Independent Certified Public
            Accountants.

     11(b). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatories for Heath B. McLendon, Knight Edwards, Robert E. McGill III, Lewis Mandell, Frances M. Hawk and Ian R. Stuart. (Incorporated herein by reference to Exhibit 11(b) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed April 11, 1996.)

     11(b). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Lewis E. Daidone. (Incorporated herein by reference to Exhibit 11(b) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed April 18, 1997.)

     27.    Financial Data Schedule.


Item 25.  Persons Controlled By or Under Common Control With the Registrant

Not Applicable.


Item 26.  Number of Holders of Securities

                                        Number of Record Holders
     Title of Class                     as of February 1, 1998
     --------------                     ----------------------
     Shares of beneficial
     interest, without par value                Nine (9)


Item 27.  Indemnification

Provisions for the indemnification of the Fund's Trustees and officers are contained in the Fund's Declaration of Trust which was filed with Post-Effective Amendment No. 23 to this Registration Statement as Exhibit 1 on April 11, 1996.


Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser

Officers and Directors of Travelers Asset Management International Corporation (TAMIC), the Fund's Investment Adviser, are set forth in the following table:

Name                                 Position with TAMIC                     Other Business
----                                 -------------------                     --------------
Marc P. Weill                        Director and Chairman                   Senior Vice President**
David A. Tyson                       Director, President and                 Senior Vice President*
                                     Chief Investment Officer
Joseph E. Rueli, Jr.                 Director, Senior Vice President         Vice President*
                                     and Chief Financial Officer
F. Denney Voss                       Director and Senior                     Senior Vice President*
                                     Vice President
John R. Britt                        Director and Secretary                  Assistant Secretary*
Harvey Eisen                         Senior Vice President                   Senior Vice President**
Joseph M. Mullally                   Senior Vice President                   Vice President*
David Amaral                         Vice President                          Assistant Director*
John R. Calcagni                     Vice President                          Second Vice President*
Gene Collins                         Vice President                          Vice President*
John Green                           Vice President                          Second Vice President*
Thomas Hajdukiewicz                  Vice President                          Vice President*
Edward Hinchliffe III                Vice President and Cashier              Second Vice President & Cashier
Richard John                         Vice President                          Vice President*
Kathyrn D. Karlic                    Vice President                          Vice President*
David R. Miller                      Vice President                          Vice President*
Emil J. Molinaro                     Vice President                          Vice President*
Andrew Sanford                       Vice President                          Investment Officer*
Charles Silverstein                  Vice President                          Second Vice President*
Robert Simmons                       Vice President                          Assistant Investment Officer*
Jordan M. Stitzer                    Vice President                          Vice President*
Joel Straugh                         Vice President                          Vice President**
William H. White                     Treasurer                               Vice President and Treasurer*
Charles B. Chamberlain               Assistant Treasurer                     Assistant Treasurer*
George C. Quaggin, Jr.               Assistant Treasurer                     Assistant Treasurer*
Marla A. Berman                      Assistant Secretary                     Assistant Secretary**
Andrew Feldman                       Assistant Secretary                     Senior Counsel**
Millie Kim                           Assistant Secretary                     Senior Counsel**
Patricia A. Uzzel                    Compliance Officer                      Assistant Director*
Frank J. Fazzina                     Controller                              Director*

* Positions are held with The Travelers Insurance Company, One Tower Square, Hartford, Connecticut 06183.

** Positions are held with Travelers Group Inc., 388 Greenwich Street, New York, N.Y. 10013.

Item 29.  Principal Underwriter

Not Applicable.


Item 30.  Location of Accounts and Records

     (1)  Mutual Management Corp.
          388 Greenwich Street
          New York, NY 10013

     (2)  PNC Bank, N.A.
          200 Stevens Drive
          Lester, PA 19113

     (3)  Morgan Stanley Trust Company
          One Pierrepont Plaza
          Brooklyn, NY 11201

     (4)  First Data Investor Services Group, Inc.
          53 State Street
          Boston, MA 02109


Item 31.  Management Services

Not Applicable.


Item 32.  Undertakings

The undersigned Registrant hereby undertakes to provide to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Money Market Portfolio, certifies that it meets all of the requirements for effectiveness of this post-effective amendment to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on April 21, 1998.



                             MONEY MARKET PORTFOLIO
                             ----------------------
                                  (Registrant)



                                        By: *HEATH B. McLENDON
                                            -----------------------------
                                             Heath B. McLendon
                                             Chairman, Board of Trustees


Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to this Registration Statement has been signed below by the following persons in the capacities indicated on April 21, 1998.


*HEATH B. McLENDON                      Chairman of the Board
--------------------------
 (Heath B. McLendon)

*KNIGHT EDWARDS                         Trustee
--------------------------
 (Knight Edwards)

*ROBERT E. McGILL III                   Trustee
--------------------------
 (Robert E. McGill III)

*LEWIS MANDELL                          Trustee
--------------------------
 (Lewis Mandell)

*FRANCES M. HAWK                        Trustee
--------------------------
 (Frances M. Hawk)

*LEWIS E. DAIDONE                       Treasurer
--------------------------
 (Lewis E. Daidone)




 *By:
        --------------------------------------
        Ernest J. Wright, Attorney-in-Fact
        Secretary, Board of Trustees

                                  EXHIBIT INDEX
                                  -------------

Exhibit
  No.           Description                                                                          Method of Filing
-------         -----------                                                                          ----------------
    1.          Declaration of Trust.  Incorporated herein by reference to
                Exhibit 1 to Post-Effective Amendment No. 23 to the
                Registration Statement on Form N-1A filed on April 11, 1996.)

    1.a         Amendment No. 2 to the Declaration of Trust                                          Electronically

    2.          By-Laws of Money Market Portfolio (formerly Cash Income Trust).
                (Incorporated herein by reference to Exhibit 2 to Post-Effective
                Amendment No. 23 to the Registration Statement on Form N-1A filed on April 11, 1996.)

    5.          Investment Advisory Agreement between the Registrant and
                Travelers Asset Management International Corporation.
                (Incorporated herein by reference to Exhibit 5 to Post-Effective
                Amendment No. 23 to the Registration Statement on Form N-1A filed on April 11, 1996.)

    8(a).       Form of Custody Agreement between the Registrant and PNC Bank,
                N.A. (Incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 27 to the Registration Statement on
                Form N-1, File No. 2-76640, filed April 21, 1998.)

    8(b).       Form of Subcustody Agreement between Morgan Stanley Trust
                Company and Subcustodians. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 27 to the
                Registration Statement on Form N-1, File No. 2-76640, filed
                April 21, 1998.)

    9(a).       Administrative Services Agreement between the Registrant and The
                Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 24 to the
                Registration Statement on Form N-1A filed April 18, 1997.)

    9(b).       Form of Transfer Agency and Registrar Agreement between the
                Registrant and First Data Investor Services Group, Inc.
                (Incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 27 to the Registration Statement on
                Form N-1, File No. 2-76640, filed April 21, 1998.)

10. An opinion and consent of counsel as to the legality of the securities registered by the Fund. (Incorporated herein by reference to the Registrant's most recent Rule 24f-2 Notice filing on March 25, 1998.)

11(a)           Consent of Coopers & Lybrand L.L.P., Independent Accountants.                        Electronically

11(b)           Consent of KPMG Peat Marwick LLP, Independent Certified                              Electronically
                Public Accountants.

11(c).          Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                McGah as signatories for Heath B. McLendon, Knight Edwards,
                Robert E. McGill III, Lewis Mandell, Frances M. Hawk and Ian R.
                Stuart. (Incorporated herein by reference to Exhibit 11(b) to Post-Effective Amendment No. 23 to the Registration Statement on
                Form N-1A filed April 11, 1996.)

                Power of Attorney authorizing Ernest J. Wright or Kathleen A.
                McGah as signatory for Lewis E. Daidone. (Incorporated herein by reference to Exhibit 11(b) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed April 18, 1997.)

27.             Financial Data Schedule.                                                             Electronically